Note 19 - Share Capital (Details Textual) - $ / shares		9 Months Ended	12 Months Ended
	Jun. 14, 2024	Sep. 30, 2024	Dec. 31, 2023
Issued capital [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)			1,207,514
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)		$ 0
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)	5,000	5,000 [1]
Exercise price, share options granted (in dollars per share)	$ 7.35
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)		$ 0

[1]	A consultant of Caledonia signed his option exercise notice on June 14, 2024 to purchase 5,000 shares at the exercise price of $7.35 per option share. The shares were issued on July 5, 2024 when his payment was received in the bank account of Caledonia.